Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Accounting Policies [Abstract]
Number of operating segment			1
Summary of Significant Accounting Policies
Share-based compensation expense	$ 11,228	$ 2,078	$ 2,676	$ 1,468	$ 2,125
Redeemable Preferred Stock, Series A-1 [Member]
Summary of Significant Accounting Policies
Preferred stock conversion ratio			2.84
Restricted stock units
Summary of Significant Accounting Policies
Share-based compensation expense			$ 0
Consolidated revenues | Customer concentration risk | Customer one
Summary of Significant Accounting Policies
Concentration risk (as a percent)			10.80%	13.40%	14.80%
Accounts receivable | Customer concentration risk
Summary of Significant Accounting Policies
Number of customers			2
Accounts receivable | Customer concentration risk | Customer one
Summary of Significant Accounting Policies
Concentration risk (as a percent)			13.80%
Accounts receivable | Customer concentration risk | Customer two
Summary of Significant Accounting Policies
Concentration risk (as a percent)			10.70%
United States | Consolidated revenues | Geographic concentration risk
Summary of Significant Accounting Policies
Concentration risk (as a percent)			89.90%	90.10%	98.70%